Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill by Business Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019		Apr. 01, 2017
Goodwill [Line Items]
Goodwill acquired during the fiscal year	[1]	¥ 5,269	¥ 473,500
Impairment loss		(147,564)	(383,810)
Foreign currency translation adjustments and other		(4,479)	(5,955)
Goodwill		1,094,344	1,093,554	626,009
Accumulated impairment losses		(723,492)	(575,928)	(192,118)	[2]
Goodwill, Net, at end of fiscal year		370,852	517,626	433,891
Goodwill, Fully impaired before April 1, 2017						¥ 1,900,019
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Goodwill [Line Items]
Goodwill acquired during the fiscal year	[1]	1,105	34,553
Impairment loss		(30,525)	(32,868)
Foreign currency translation adjustments and other		456	(1,354)
Goodwill		140,099	138,538	105,339
Accumulated impairment losses		(63,393)	(32,868)
Goodwill, Net, at end of fiscal year		76,706	105,670	105,339
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Goodwill [Line Items]
Goodwill acquired during the fiscal year	[1]		260,639
Impairment loss		(117,039)	(350,942)
Foreign currency translation adjustments and other		(10,001)	(12,877)
Goodwill		728,644	738,645	490,883
Accumulated impairment losses		(645,731)	(528,692)	(177,750)	[2]
Goodwill, Net, at end of fiscal year		82,913	209,953	313,133
Operating Segments [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member]
Goodwill [Line Items]
Goodwill acquired during the fiscal year	[1]	4,164	178,308
Foreign currency translation adjustments and other		5,066	8,276
Goodwill		223,301	214,071	27,487
Accumulated impairment losses		(14,368)	(14,368)	(14,368)	[2]
Goodwill, Net, at end of fiscal year		208,933	199,703	13,119
Operating Segments [Member] | Global Markets Business Group [Member]
Goodwill [Line Items]
Goodwill		2,300	2,300	2,300
Goodwill, Net, at end of fiscal year		¥ 2,300	¥ 2,300	¥ 2,300

[1]	See Note 2 for the goodwill acquired in connection with acquisitions.
[2]	Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.